DERIVATIVE FINANCIAL INSTRUMENTS (Changes in fair value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	$ 679	$ 810
Accumulated other comprehensive income, tax	(202)	(129)
Other comprehensive income, net of tax, cash flow hedges	477	681
Gains (losses) on cash flow hedges, before tax	(475)	(14)
Gains (losses) on cash flow hedges, tax	142	(108)
Gains (losses) on cash flow hedges, net of tax	(333)	(122)
Reclassification adjustments on cash flow hedges, before tax	(276)	(117)
Reclassification adjustments on exchange differences on translation, tax	83	35
Reclassification adjustments on cash flow hedges, net of tax	(193)	(82)
Other comprehensive income, before tax, cash flow hedges	(72)	679
Accumulated other comprehensive income, tax	23	(202)
Other comprehensive income, net of tax, cash flow hedges	$ (49)	$ 477